Goodwill and Intangible Assets (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets [Abstract]
Amortization expense	$ 184,799	$ 120,408	$ 547,616	$ 188,202	$ 332,240	$ 38,005